Redeemable Noncontrolling Interests (Tables)	9 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Changes in Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests for the nine months ended December 31, 2020 and 2021 are as follows:

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Beginning balance	¥10,331	¥0
Transaction with noncontrolling interests	(10,028)	0
Comprehensive income (loss)
Net income (loss)	(23)	0
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(280)	0
Total other comprehensive income (loss)	(280)	0
Comprehensive income (loss)	(303)	0

Ending balance	¥0	¥0